Risk/Return Detail Data - FidelityAdvisorEquityIncomeFund-AMCIZPRO	Jan. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Advisor® Equity Income Fund/A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Equity Income Fund seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500® Index. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	47.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities.Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Investing in domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Potentially using covered call options as tools in managing the fund's assets.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	17.47%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(27.43%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Fidelity Advisor Equity Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.89%
1 year	$ 661
3 years	843
5 years	1,040
10 years	1,608
1 Year	661
3 Years	843
5 Years	1,040
10 Years	$ 1,608
2014	8.40%
2015	(4.42%)
2016	17.57%
2017	12.30%
2018	(10.41%)
2019	27.18%
2020	1.22%
2021	22.06%
2022	(1.36%)
2023	11.16%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Fidelity Advisor Equity Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.42%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%	[3]
Total annual operating expenses	1.67%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 270
3 years	526
5 years	907
10 years	1,768
1 Year	170
3 Years	526
5 Years	907
10 Years	$ 1,768
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Fidelity Advisor Equity Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.21%
Total annual operating expenses	1.13%
1 year	$ 461
3 years	697
5 years	950
10 years	1,677
1 Year	461
3 Years	697
5 Years	950
10 Years	$ 1,677
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Fidelity Advisor Equity Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.65%
1 year	$ 66
3 years	208
5 years	362
10 years	810
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Fidelity Advisor Equity Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.51%
1 year	$ 52
3 years	164
5 years	285
10 years	640
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Return Before Taxes | Fidelity Advisor Equity Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	4.77%
Past 5 years	10.18%
Past 10 years	7.12%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Return Before Taxes | Fidelity Advisor Equity Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.28%
Past 5 years	10.62%
Past 10 years	7.09%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Return Before Taxes | Fidelity Advisor Equity Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	7.00%
Past 5 years	10.43%
Past 10 years	7.12%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Return Before Taxes | Fidelity Advisor Equity Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.41%
Past 5 years	11.77%
Past 10 years	8.03%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | Return Before Taxes | Fidelity Advisor Equity Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.56%
Past 5 years	11.92%
Past 10 years	8.19%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | After Taxes on Distributions | Fidelity Advisor Equity Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.02%
Past 5 years	8.40%
Past 10 years	5.13%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Equity Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.10%
Past 5 years	7.72%
Past 10 years	5.19%
FidelityAdvisorEquityIncomeFund-AMCIZPRO | Fidelity Advisor Equity Income Fund | RS008
Risk/Return:
Label	Russell 3000® Value Index
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	BOn Class C shares redeemed less than one year after purchase.
[3]	AAdjusted to reflect current fees.